Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial instruments
Summary of financial instruments

	Carrying amount					Fair Value
			At	Other	Total
			amortized	financial	carrying
6/30/2018	FVTPL	FVOCI	cost	liabilities	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	1,067	--	--	--	1,067	--	1,067	--	1,067
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	13,194	--	--	13,194	13,194	--	--	13,194

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	3,643	--	3,643	3,643	--	--	3,643
Trade and other receivables	--	--	4,211	--	4,211	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,262	16,262	--	15,017	--	15,017
Finance lease obligation	--	--	--	87	87	--	82	--	82

Current liabilities
Bank overdraft	--	--	--	8	--	--	--	--	--
Long-term debt	--	--	--	805	805	--	798	--	798
Finance lease obligation	--	--	--	159	159	--	155	--	155
Trade payables	--	--	--	3,269	3,269	--	--	--	--

	A financial
	asset or
	financial liability
	at fair value	Held-to-	Available-		Financial liabilities
	through profit	maturity	for‑sale	Loans and	measured at
12/31/2017	or loss	investments	investments	receivables	amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2